Related Party Transactions (Details Textual 9) (USD $)	12 Months Ended
	Dec. 31, 2011 FsoUnits Tanker	Dec. 31, 2010	Dec. 31, 2009
Related Party Transactions (Textual) [Abstract]
Number of Conventional Tankers	9
Number of Shuttle Tankers	2
Number of FSO Units of Partnership	2
Number of Conventional Tankers with joint venture	2
Percentage of interest in joint venture	50.00%
Reimbursement of costs incurred by general partner	$ 600,000	$ 400,000	$ 500,000
Recovery of fines accrued in respect to a period prior to the acquisition of the unit by the Partnership	1,200,000
Management Fees from Ship Management Services Provided by the Partnership	$ 3,500,000	$ 3,800,000	$ 3,200,000